Consolidated cash flow statement of Aegon N.V. - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Income / (loss) before tax		€ 751	€ 2,534	€ 610
Results from financial transactions		11,516	(23,445)	(16,294)
Amortization and depreciation		1,315	781	1,208
Impairment losses		68	84	88
Income from joint ventures		(210)	(161)	(137)
Income from associates		(6)	(11)	(3)
Release of cash flow hedging reserve		(80)	(739)	(59)
Other		145	(620)	577
Adjustments of non-cashitems		12,749	(24,112)	(14,621)
Insurance and investment liabilities		1,989	(613)	2,640
Insurance and investment liabilities for account of policyholders		(21,751)	12,988	10,716
Accrued expenses and other liabilities		(2,384)	309	2,610
Accrued income and prepayments		709	(1,797)	(2,812)
Changes in accruals		(21,437)	10,887	13,153
Purchase of investments (other than money market investments)		(31,279)	(32,057)	(34,873)
Purchase of derivatives		(1,525)	752	(831)
Disposal of investments (other than money market investments)		29,192	35,512	33,246
Disposal of derivatives		(597)	(878)	2,373
Net purchase of investments for account of policyholders		10,819	8,869	5,160
Net change in cash collateral		1,029	(455)	(1,347)
Net purchase of money market investments		823	(659)	532
Cash flow movements on operating items not reflected in income		8,462	11,082	4,260
Tax (paid)/ received		(9)	173	(116)
Other		1	(12)	34
Net cash flows from operating activities		517	553	3,319
Purchase of individual intangible assets (other than VOBA and future servicing rights)		(42)	(34)	(22)
Purchase of equipment and real estate for own use		(81)	(72)	(69)
Acquisition of subsidiaries, net of cash		(89)	(52)	(2)
Acquisition joint ventures and associates		(146)	(121)	(112)
Disposal of intangible asset		2	1
Disposal of equipment		14	5	3
Disposal of subsidiaries and businesses, net of cash		(200)	(1,054)	(1,082)
Disposal joint ventures and associates		7	2	3
Dividend received from joint ventures and associates		97	129	203
Net cash flows from investing activities		(438)	(1,196)	(1,078)
Issuance of treasury shares			2
Purchase of treasury shares		(248)	(266)	(623)
Proceeds from TRUPS, Subordinated borrowings and borrowings	[1]	4,185	9,170	3,711
Repayment of TRUPS, Subordinated borrowings and borrowings	[1]	(5,211)	(7,918)	(3,070)
Repayment of perpetuals		(200)
Repayment of non-cumulative subordinated note		(443)
Dividends paid		(328)	(294)	(306)
Coupons on perpetual securities		(136)	(138)	(140)
Coupons on non-cumulative subordinated notes		(14)	(37)	(38)
Net cash flows from financing activities		(2,395)	519	(465)
Net increase / (decrease) in cash and cash equivalents	[2]	(2,317)	(125)	1,776
Net cash and cash equivalents at the beginning of the year		11,026	11,346	9,593
Effects of changes in exchange rate		35	(196)	(23)
Net cash and cash equivalents at the end of the year		€ 8,744	€ 11,026	€ 11,346

[1]	Trust pass-through securities.
[2]	Included in net increase / (decrease) in cash and cash equivalents are interest received (2018: EUR 5,914 million, 2017: EUR 6,215 million and 2016: EUR 6,691 million) dividends received (2018: EUR 1,222 million, 2017: EUR 1,292 million and 2016: EUR 1,387 million) and interest paid (2018: EUR 400 million, 2017: EUR 311 million and 2016: EUR 300 million). All included in operating activities except for dividend received from joint ventures and associates (2018: EUR 97 million, 2017: EUR 129 million and 2016: EUR 203 million).